Segment reporting - Geographic information (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of geographical areas [line items]
Revenue	¥ 7,632,467	¥ 11,473,208	¥ 10,085,649	¥ 9,071,659
Non-current assets	3,962,942	3,308,221	2,853,211
the PRC (place of domicile)
Disclosure of geographical areas [line items]
Revenue	4,843,127	7,650,821	7,442,156	7,291,219
Non-current assets	3,052,525	2,672,426	2,575,241
Other Asian countries excluding the PRC
Disclosure of geographical areas [line items]
Revenue	1,157,261	1,821,080	1,174,323	961,622
Non-current assets	166,623	121,614	63,021
America
Disclosure of geographical areas [line items]
Revenue	1,403,936	1,738,058	1,189,119	584,630
Non-current assets	644,765	512,322	204,459
Europe
Disclosure of geographical areas [line items]
Revenue	154,737	151,496	174,691	117,214
Non-current assets	99,029	1,859	10,490
Other countries
Disclosure of geographical areas [line items]
Revenue	¥ 73,406	¥ 111,753	¥ 105,360	¥ 116,974